LOANS	12 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
LOANS

NOTE 5 – LOANS

Loan from Former Director - Related Party

Loan from the Company’s former director at June 30, 2023 and 2022 was $49,314 and $51,171, respectively. The loan bears no interest and is payable on demand. The Company did not repay any amount on this loan during the years ended June 30, 2023 and 2022, respectively, (see Note 10).

Loan Payable

Crown Bridge Securities Purchase Agreement

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, LLC (“Crown Bridge”), pursuant to which Crown Bridge purchased a convertible promissory note from the Company (the “Crown Bridge Note”), which had a remaining principal balance of $65,280 as of June 30, 2023 (see Note 6). The maturity date of the Crown Bridge Note was October 3, 2020 and is currently past due. The Crown Bridge Note bore interest at a default interest rate of 15% per annum. In August 2022, the SEC filed a complaint against Crown Bridge due to its violation of Section 15(a)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Crown Bridge agreed to surrender all conversion rights in its currently held convertible notes, including the Crown Bridge Note. Consequently, as of June 30, 2023, the Company reclassified the remaining principal balance of $65,280 from a convertible note into a loan payable. Additionally, the Company recorded the remaining put premium of $43,520 into gain on extinguishment of debt during the year ended June 30, 2023. The total accrued interest from this loan amounted to $35,722 as of June 30, 2023.

Loan in default

The Crown Bridge Note is currently past due and in default, consisting of $65,280 principal and $35,722 accrued interest, which includes interest accruing at the default interest rate at 15%.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022